Note 7 - Long-term Bank Loans (Details Textual)													1 Months Ended	12 Months Ended
	Oct. 06, 2021 USD ($)	Sep. 30, 2021 USD ($)	Aug. 12, 2021 USD ($)	Feb. 24, 2021 USD ($)	Feb. 22, 2021 USD ($)	Jan. 29, 2021 USD ($)	Jan. 27, 2021 USD ($)	May 22, 2019 USD ($)	Nov. 27, 2018 USD ($)	Oct. 01, 2018 USD ($)	Apr. 27, 2018 USD ($)	Feb. 25, 2016 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Long-term Debt, Total														$ 79,370,000
Interest Expense, Total														2,040,694	$ 2,191,294	$ 3,360,226
Imputed Interest														0	0	$ 0
Restricted Cash [Member]
Cash Deposits														$ 2,679,940	$ 3,668,036
Piraeus Bank S.A. [Member]
Payments of Debt Issuance Costs			$ 72,000
Debt Instrument, Covenant, Security Cover Ratio			125.00%
Proceeds from Issuance of Debt			$ 8,000,000
Chailease International Financial Services [Member]
Debt Instrument, Asset Coverage Ratio	130.00%
Payments of Debt Issuance Costs	$ 112,500
Proceeds from Issuance of Debt	9,000,000
Debt Instrument, Redemption, Period One [Member] | Piraeus Bank S.A. [Member]
Debt Instrument, Periodic Payment, Total			750,000
Debt Instrument, Redemption, Period One [Member] | Chailease International Financial Services [Member]
Debt Instrument, Periodic Payment, Total	300,000
Debt Instrument, Redemption, Period Two [Member] | Piraeus Bank S.A. [Member]
Debt Instrument, Periodic Payment, Total			250,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 3,000,000
Debt Instrument, Redemption, Period Two [Member] | Chailease International Financial Services [Member]
Debt Instrument, Periodic Payment, Total	$ 200,000
London Interbank Offered Rate (LIBOR) [Member] | Piraeus Bank S.A. [Member]
Debt Instrument, Basis Spread on Variable Rate			2.70%
London Interbank Offered Rate (LIBOR) [Member] | Chailease International Financial Services [Member]
Debt Instrument, Basis Spread on Variable Rate	3.50%
Kamsarmax One Shipping Ltd. and Ultra One Shipping Ltd. [Member]
Long-term Debt, Total							$ 22,482,000
Eirini Shipping Ltd [Member]
Long-term Debt, Total					$ 3,300,000
Refinance M/V Starlight and Acquire M/V Good Heart [Member]
Payments of Debt Issuance Costs		$ 176,000
Debt Instrument, Face Amount		$ 22,000,000
Debt Instrument, Covenant, Security Cover Ratio		125.00%
Refinance M/V Starlight and Acquire M/V Good Heart [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Periodic Payment, Total		$ 1,100,000
Refinance M/V Starlight and Acquire M/V Good Heart [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Periodic Payment, Total		600,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		2,400,000
Refinance M/V Starlight and Acquire M/V Good Heart [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument, Periodic Payment, Total		200,000
Refinance M/V Starlight and Acquire M/V Good Heart [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument, Periodic Payment, Total		150,000
Refinance M/V Starlight and Acquire M/V Good Heart [Member] | Debt Instrument, Redemption, Period Five [Member]
Debt Instrument, Periodic Payment, Total		100,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 8,500,000
Refinance M/V Starlight and Acquire M/V Good Heart [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate		2.75%
Nord LB [Member]
Proceeds from Issuance of Long-term Debt, Total												$ 13,800,000
Nord LB [Member] | Finance the Pre-delivery Installment of M/V "Xenia" [Member]
Debt Instrument, Number of Semi Annual Payments												14
Debt Instrument, Periodic Payment, Total												$ 467,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid												$ 7,262,000
Nord LB [Member] | Finance the Pre-delivery Installment of M/V "Xenia" [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate												2.95%
Eurobank Ergasias [Member] | Finance Construction of Loan Facility of HSH Nordbank AG [Member]
Debt Instrument, Periodic Payment, Total										$ 235,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										8,420,000
Term Loan Facility, Maximum Borrowing Capacity										$ 15,000,000
Term Loan Facility Maximum Borrowing Capacity as a Percentage of Vessel Market Value Upon Delivery										60.00%
Long-term Debt, Total										$ 9,900,000
Debt Instrument, Number of Periodic Payments										28
Eurobank Ergasias [Member] | Finance Construction of Loan Facility of HSH Nordbank AG [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate										3.25%
HSBC Bank PLC [Member] | Term Sheet [Member]
Debt Instrument, Periodic Payment, Total								$ 200,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid								$ 2,100,000
Debt Instrument, Basis Spread on Variable Rate								2.70%
Debt Instrument, Maximum Borrowing Capacity								$ 4,500,000
Debt Instrument, Number of Consecutive Quarterly Equal Instalments								12
Payments of Debt Issuance Costs								$ 22,500
HSBC Bank PLC [Member] | Term Sheet [Member] | M/V Eirini P [Member]
Debt Instrument, Borrowing Capacity, Percentage of the Market Value of Vessel								49.90%
HSBC Bank PLC [Member] | Finance Construction of M/V Ekaterini [Member]
Proceeds from Issuance of Long-term Debt, Total											$ 18,400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid											$ 11,300,000
Term Loan Facility Maximum Borrowing Capacity as a Percentage of Vessel Market Value Upon Delivery											70.00%
Debt Instrument, Number of Periodic Payments											20
Term Loan Facility Maximum Borrowing Capacity as a Percentage of Construction Cost											70.00%
Debt Instrument, Asset Coverage Ratio											130.00%
HSBC Bank PLC [Member] | Finance Construction of M/V Ekaterini [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Periodic Payment, Total											$ 400,000
Debt Instrument, Number of Periodic Payments											8
HSBC Bank PLC [Member] | Finance Construction of M/V Ekaterini [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Periodic Payment, Total											$ 325,000
Debt Instrument, Number of Periodic Payments											12
HSBC Bank PLC [Member] | Finance Construction of M/V Ekaterini [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate											2.80%
National Bank of Greece S.A. [Member] | Finance Construction of M/V “Pantelis” and M/V “Tasos” and Financing Part of the Acquisition Cost of M/V “Starlight” [Member]
Proceeds from Issuance of Long-term Debt, Total									$ 15,000,000
Debt Instrument, Periodic Payment, Total									700,000				$ 1,400,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									$ 6,600,000				$ 8,000,000
Debt Instrument, Number of Periodic Payments									12
National Bank of Greece S.A. [Member] | Finance Construction of M/V “Pantelis” and M/V “Tasos” and Financing Part of the Acquisition Cost of M/V “Starlight” [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate									3.25%
Eurobank S.A. [Member] | Refinance Indebtedness of M/V "Xenia" and M/V "Alexandros P." and for Working Capital [Member]
Proceeds from Issuance of Long-term Debt, Total						$ 12,885,000	13,815,000
Debt Instrument, Periodic Payment, Total							500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							14,700,000
Payments of Debt Issuance Costs							300,000
Debt Instrument, Face Amount							$ 26,700,000
Debt Instrument, Covenant, Security Cover Ratio							120.00%
Eurobank S.A. [Member] | Refinance Indebtedness of M/V "Xenia" and M/V "Alexandros P." and for Working Capital [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate							2.75%
Sinopac Capital International (HK) Limited [Member] | Refinance Indebtedness of M/V "Eirini" and for Working Capital [Member]
Proceeds from Issuance of Long-term Debt, Total				$ 5,000,000
Debt Instrument, Periodic Payment, Total					210,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					800,000
Payments of Debt Issuance Costs					100,000
Debt Instrument, Face Amount					$ 5,000,000
Sinopac Capital International (HK) Limited [Member] | Refinance Indebtedness of M/V "Eirini" and for Working Capital [Member] | Minimum [Member]
Debt Instrument, Asset Coverage Ratio														120.00%
Sinopac Capital International (HK) Limited [Member] | Refinance Indebtedness of M/V "Eirini" and for Working Capital [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate					3.60%
NBG [Member]
Repayments of Debt		$ 8,700,000